Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements	Restatement of Previously Issued Financial Statements
Background of the Restatement
As previously disclosed in August 2021, the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) initiated an independent investigation concerning the adequacy of the Company’s previously presented warranty-related obligations (the “Investigation”), which has since been completed.
As a result of the Investigation, the Audit Committee concluded that (i) the Company’s previously reported liabilities associated with warranty-related obligations and the cost of revenue associated with the recognition of those liabilities were materially misstated, (ii) the Company’s former Chief Financial Officer and certain former accounting staff negligently failed to properly record the liabilities for warranty-related obligations and cost of revenue, and (iii) the Company’s former Chief Financial Officer and certain former accounting staff intentionally failed to disclose certain information to the Company's Board of Directors and the independent auditors, regarding the applicable costs incurred and expected to be incurred in connection with the warranty-related obligations when replacing the IGUs. Specifically, the Company had inappropriately excluded from the warranty obligation the installation labor and freight costs that it had incurred, and expected to continue to incur, when replacing the IGUs. It was also determined that partially offsetting the misstatement which understated the warranty obligation was another misstatement resulting in an overestimate in the estimated failure rates of the impacted IGUs. As a result of these material misstatements, the Company’s warranty liabilities were understated by $25.0 million as of December 31, 2020 and the Company’s Cost of Revenue and Net Loss were overstated by $3.1 million and understated by $20.9 million for the years ended December 31, 2020 and 2019, respectively, as well as understated by $7.1 million for periods prior to 2019, which has been corrected for as an adjustment to Accumulated Deficit as of December 31, 2018.
Accordingly, the Company is restating the accompanying annual financial statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019. The Company has also restated its unaudited quarterly financial statements as of March 31, 2021 and 2020 and for the three months then ended in connection with the filing of its Q1 2021 Form 10-Q/A filed with the SEC on June 15, 2022 and its unaudited quarterly financial statements as of June 30, 2020 and September 30, 2020 and for the quarterly and year to date periods then ended in connection with the filing of its Q2 2021 Form 10-Q and Q3 2021 Form 10-Q filed with the SEC on June 15, 2022.
In addition to restating for the warranty-related misstatements, the Company is also correcting for other immaterial misstatements in the accompanying financial statements, included within the Other Adjustments column of the tables below. Such adjustments include a $1.1 million understatement of Net Loss which originated in periods prior to 2019, as well as the following:
a.the misstatement of depreciation expense for certain fixed assets;
b.timing of the recognition of commissions expense due to contractual service requirements necessary to earn such commission;
c.timing differences resulting from performance obligations associated with certain revenue contracts that were not initially identified and deferred over the period earned;
d.the misstatement of liabilities associated with performance obligations promised to customers in connection with IGU failures; and
e.certain income statement and balance sheet misclassifications, as well as other immaterial misstatements.
Effect of the Restatement
The effects of the prior-period misstatements on our Consolidated Balance Sheet, Statements of Comprehensive Income and Cash Flows are reflected in the tables below (in thousands, except per share data). The As Previously Reported column within the Consolidated Balance Sheets below include the retroactive application of the reverse capitalization as further discussed in Note 4 and as disclosed in previous filings. As it relates to the Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit, the impact of the restatement was to increase net loss and comprehensive loss as shown below, which had a corresponding impact on Accumulated Deficit. We have also restated impacted amounts within the accompanying notes to consolidated financial statements, as applicable.
Consolidated Balance Sheet

	December 31, 2020
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Assets
Current assets:
Cash and cash equivalents	$63,232	$—	$—		$63,232
Accounts receivable, net of allowances	12,252	—	—		12,252
Inventories	6,483	—	—		6,483
Prepaid expenses and other current assets	6,881	—	(668)	(b), (e)	6,213
Total current assets	88,848	—	(668)		88,180
Property and equipment, net	282,560	—	—		282,560
Restricted cash	10,461	—	—		10,461
Deposits with supplier	1,084	—	—		1,084
Other assets	7,862	—	—		7,862
Total assets	$390,815	$—	$(668)		$390,147
Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Equity (Deficit)
Current liabilities:
Accounts payable	$14,562	$—	$—		$14,562
Accrued expenses and other current liabilities	36,480	4,849	821	(d)	42,150
Accrued compensation	14,665	—	(3,838)	(b)	10,827
Deferred revenue	2,111	—	538	(c)	2,649
Debt, current	247,248	—	—		247,248
Total current liabilities	315,066	4,849	(2,479)		317,436
Debt, non-current	15,430	—	—		15,430
Redeemable convertible preferred stock warrant liability	12,323	—	—		12,323
Other liabilities	36,731	20,113	—		56,844
Total liabilities	379,550	24,962	(2,479)		402,033
Redeemable convertible preferred stock	1,812,678	—	—		1,812,678
Stockholders' equity (deficit):
Additional paid-in-capital	89,789	—	—		89,789
Accumulated deficit	(1,891,202)	(24,962)	1,811		(1,914,353)
Total stockholders' equity (deficit)	(1,801,413)	(24,962)	1,811		(1,824,564)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	$390,815	$—	$(668)		$390,147
Consolidated Statements of Comprehensive Loss

	Fiscal Year Ended December 31, 2020
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Revenue	32,302	—	624	(c), (e)	32,926
Costs and expenses:
Cost of revenue	123,110	(3,054)	578	(a), (d), (e)	120,634
Research and development	69,491	—	(669)	(a), (e)	68,822
Selling, general, and administrative	77,445	—	(3,487)	(a), (b)	73,958
Total costs and expenses	270,046	(3,054)	(3,578)		263,414
Loss from operations	(237,744)	3,054	4,202		(230,488)
Interest and other income (expense), net
Interest income	499	—	—		499
Interest expense	(26,820)	—	—		(26,820)
Other expense, net	(32)	—	—		(32)
Gain (loss) on fair value change, net	7,155	—	—		7,155
Interest and other income (expense), net	(19,198)	—	—		(19,198)
Loss before benefit (provision) of income taxes	(256,942)	3,054	4,202		(249,686)
Benefit (provision) for income taxes	(40)	—	—		(40)
Net and comprehensive loss	(256,982)	3,054	4,202		(249,726)
Net loss per share, basic and diluted	$(153.14)	$1.82	$2.50		$(148.81)
Weighted-average shares used in calculation of net loss per share, basic and diluted	1,678,098	—	—		1,678,098

	Fiscal Year Ended December 31, 2019
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Revenue	24,324	—	(369)	(c), (e)	23,955
Costs and expenses:
Cost of revenue	179,675	20,866	3,191	(a), (e)	203,732
Research and development	77,696	—	(2,846)	(a), (b)	74,850
Selling, general, and administrative	72,905	—	625	(a), (b)	73,530
Income from legal settlement	(22,500)	—	—		(22,500)
Total costs and expenses	307,776	20,866	970		329,612
Loss from operations	(283,452)	(20,866)	(1,339)		(305,657)
Interest and other income (expense), net
Interest income	5,591	—	—		5,591
Interest expense	(10,594)	—	—		(10,594)
Other expense, net	(108)	—	—		(108)
Gain (loss) on fair value change, net	1,750	—	—		1,750
Loss on extinguishment of debt	(3,040)	—	—		(3,040)
Interest and other income (expense), net	(6,401)	—	—		(6,401)
Loss before benefit (provision) of income taxes	(289,853)	(20,866)	(1,339)		(312,058)
Benefit (provision) for income taxes	(51)	—	—		(51)
Net and comprehensive loss	(289,904)	(20,866)	(1,339)		(312,109)
Net loss per share, basic and diluted	$(184.53)	$(13.28)	$(0.85)		$(198.66)
Weighted-average shares used in calculation of net loss per share, basic and diluted	1,571,045	—	—		1,571,045
Consolidated Statements of Cash Flows

	Fiscal Year Ended December 31, 2020
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Cash flows from operating activities:
Net loss	(256,982)	3,054	4,202	(a), (b), (c), (d), (e)	(249,726)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,258	—	(1,300)	(a), (e)	24,958
Gain on fair value change, net	(7,155)	—	—		(7,155)
Amortization of debt discount	2,379	—	—		2,379
Stock-based compensation	28,932	—	—		28,932
Changes in operating assets and liabilities:
Accounts receivable	(105)	—	—		(105)
Inventories	566	—	—		566
Prepaid expenses and other current assets	24,044	—	(971)	(b), (e)	23,073
Other assets	(1,361)	—	—		(1,361)
Accounts payable	3,005	—	—		3,005
Deferred revenue	914	—	(370)	(c)	544
Accrued compensation	5,432	—	(1,997)	(b)	3,435
Accrued expenses and other liabilities	8,383	(3,054)	436	(d), (e)	5,765
Net cash used in operating activities	(165,690)	—	—		(165,690)
Non-cash investing and financing activities:
Change in accounts payable balance and other liabilities related to purchase of property and equipment	(9,455)	—	(1,039)	(e)	(10,494)

	Fiscal Year Ended December 31, 2019
	As Previously Reported	Investigation Adjustments	Other Adjustments		As Restated
Cash flows from operating activities:
Net loss	(289,904)	(20,866)	(1,339)	(a), (b), (c), (d), (e)	(312,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	24,379	—	860	(a), (e)	25,239
Gain on fair value change, net	(1,750)	—	—		(1,750)
Amortization of debt discount	3,523	—	—		3,523
Loss on extinguishment of debt	3,040	—	—		3,040
Stock-based compensation	29,076	—	—		29,076
Income from legal settlement	(22,500)	—	—		(22,500)
Changes in operating assets and liabilities:
Accounts receivable	(4,811)	—	—		(4,811)
Inventories	(3,243)	—	—		(3,243)
Prepaid expenses and other current assets	(467)	—	(195)	(b), (e)	(662)
Other assets	226	—	—		226
Accounts payable	2,175	—	—		2,175
Deferred revenue	122	—	369	(c)	491
Accrued compensation	(660)	—	305	(b)	(355)
Accrued expenses and other liabilities	26,779	20,866	—		47,645
Net cash used in operating activities	(234,015)	—	—		(234,015)
Non-cash investing and financing activities:
Change in accounts payable balance and other liabilities related to purchase of property and equipment	7,921	—	1,039	(e)	8,960